FAIR VALUE MEASUREMENTS (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-downs	$ 202,694	$ 812,687
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal balance	2,423,703	3,080,286
Valuation allowance	372,899	506,675
Increase or decrease in provision for loan losses	(43,704)	372,982
Non-recurring basis | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	1,042,087	2,815,588
Outstanding balance	1,754,187	4,123,275
Cumulative write-downs	712,100
Write-downs	$ 202,694	$ 1,307,687